Fees Summary	Jun. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,698,000
Previously Paid Amount	0.00
Total Fee Amount	924.99
Total Offset Amount	0.00
Net Fee	924.99
Narrative - Max Aggregate Offering Price	$ 6,698,000
Final Prospectus	true